General Information	12 Months Ended
Dec. 31, 2021
General Information [Abstract]
General Information
1.     General Information

Company’s identity

The accompanying consolidated financial statements include the accounts of Performance Shipping Inc. (or “Performance”) and its wholly-owned subsidiaries (collectively, the “Company”). Performance was incorporated as Diana Containerships Inc. on January 7, 2010, under the laws of the Republic of the Marshall Islands for the purpose of engaging in any lawful act or activity under the Marshall Islands Business Corporations Act. On February 19, 2019, the Company’s Annual Meeting of Shareholders approved an amendment to the Company’s Amended and Restated Articles of Incorporation to change the name of the Company from “Diana Containerships Inc.” to “Performance Shipping Inc.”, which was effected on February 25, 2019.  The Company’s common shares trade on the Nasdaq Capital Market under the ticker symbol “PSHG”.

The Company is a global provider of shipping transportation services through the ownership of tanker vessels, while it owned container vessels since its incorporation through August 2020 (Note 3). The Company operates its fleet through Unitized Ocean Transport Limited (the “Manager” or “UOT”), a wholly-owned subsidiary. The fees payable to UOT are eliminated in consolidation as intercompany transactions. Additionally, during 2019 and 2020, the Company has appointed for a limited period of time other managers to provide management services to its vessels. More specifically, Diana Wilhelmsen Management Limited (or “DWM”), which was an affiliated entity until February 2020, was appointed as manager of the container vessels (discontinued operations), and Maersk Tankers A/S (“Maersk Tankers”), an unaffiliated entity, was appointed to manage two of the Company’s tanker vessels (continuing operations). During 2020, the management agreements with Maersk were terminated and UOT has been appointed to provide these services to the tanker vessels. Accordingly, DWM management agreements were terminated upon the container vessels’ sales. Management fees to “Maersk Tankers” are separately presented in Management fees in the accompanying consolidated statement of operations and management fees and commissions to DWM are included in Net income/ (loss) from discontinued operations in the accompanying consolidated statements of operations (Note 3).

Financial Statements’ presentation

Following the sale of all Company’s container vessels in 2020 (Note 6), the Company’s results of operations of the container vessels, as well as their assets and liabilities, are reported as discontinued operations for all periods presented in the accompanying consolidated financial statements (Note 3). For the statement of cash flows, the Company elected the alternative of combining cash flows from discontinued operations with cash flows from continuing operations within each cash flow statement category, and as such, no separate disclosure of cash flows from discontinued operations is presented in the statement of cash flows.

Furthermore, effective November 2, 2020, the Company effected a one-for-ten reverse stock split on its common stock (Note 10). All share and per share amounts disclosed in the accompanying consolidated financial statements give effect to this reverse stock split retroactively, for all periods presented.

Other matters

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) outbreak a pandemic. In response to the outbreak, many countries, ports and organizations, including those where the Company conducts a large part of its operations, have implemented measures to combat the outbreak, such as quarantines, travel restrictions, and other emergency public health measures in an effort to contain the outbreak. Such measures have resulted in a significant reduction in global economic activity and extreme volatility in the global financial markets, which has reduced the global demand for oil and oil products, which the Company’s vessels transport, and has exposed the Company to the risk of volatility in the near-term. During the global gradual recovery from COVID-19, the Company continues to take proactive measures to ensure the health and wellness of its crew and onshore employees while endeavoring to maintain effective business continuity and uninterrupted service to its customers. The Company has incurred increased costs as a result of the restrictions imposed in various jurisdictions creating delays and additional complexities with respect to port calls and crew rotations. In addition, the Company’s revenues have reduced as spot tanker rates have come under pressure since mid-May 2020 due to record OPEC+ oil production cuts and lower production from other oil producing countries, which reduced crude exports, and the unwinding of floating storage and the delivery of newbuilding vessels to the world tanker fleet. Given the dynamic nature of these circumstances, the full extent to which the COVID-19 global pandemic may have direct or indirect impact on the Company’s business and the related financial reporting implications cannot be reasonably estimated at this time, although it could materially affect the Company’s business, results of operations and financial condition in the future. As of December 31, 2021, the impact of the outbreak of COVID-19 virus continues to unfold. As a result, many of the Company’s estimates and assumptions carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, the Company’s estimates may change in future periods. The overall impact of COVID-19 on the Company’s business, and the efficacy of any measures the Company takes in response to the challenges presented by the COVID-19 pandemic, will depend on how the outbreak further develops, the duration and extent of the restrictive measures that are associated with the pandemic and their impact on global economy and trade, which is still uncertain and may not be fully reflected in the Company’s financial results for the year ended December 31, 2021.